Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	€ 3,275	€ 2,322
Bank balances	293,004	251,999
Total cash and cash equivalents	€ 296,279	€ 254,321	€ 459,791	€ 317,291